Shareholder Fees - Investor P - BLACKROCK LIFEPATH INDEX RETIREMENT FUND - Investor P Shares	Apr. 30, 2021
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]

[1]
A contingent deferred sales charge of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.